Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2016 CNY (¥) ¥ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2016 CNY (¥) ¥ / shares shares
Numerator
Net income attributable to the Company's shareholders	$ 10,160	¥ 67,595	¥ 16,641	$ 20,551	¥ 136,730	¥ 32,363
Net income for basic and diluted net income per share	$ 10,160	¥ 67,595	¥ 16,641	$ 20,551	¥ 136,730	¥ 32,363
Denominator
Weighted average ordinary shares outstanding for basic and diluted net income per share | shares	113,524,742	113,524,742	73,003,248	112,196,168	112,196,168	73,003,248
Earnings per share
Basic | (per share)	$ 0.09	¥ 0.60	¥ 0.22	$ 0.18	¥ 1.22	¥ 0.44
Diluted | (per share)	$ 0.09	¥ 0.60	¥ 0.22	$ 0.18	¥ 1.22	¥ 0.44
Excess cash dividend | ¥			¥ 0		¥ 0	¥ 0
Convertible notes
Numerator
Earnings allocated to participating convertible notes | ¥			¥ 0		¥ 0	¥ 0
Earnings per share
Interest rate	7.00%	7.00%		7.00%	7.00%
Anti-dilutive ordinary shares | shares			40,521,494	40,521,494	40,521,494	40,521,494